Acquisitions (Tables)	6 Months Ended
Jun. 30, 2014
Schedule of Acquisition Date Fair Value of Assets and Liabilities

The following table summarizes the August 8, 2013 acquisition-date fair value of the assets and liabilities acquired in connection with the GrubHub Holdings Inc. business combination:

(in thousands)
Cash and cash equivalents	$13,266
Accounts receivable	2,108
Other identifiable assets	4,422
Customer and vendor relationships	167,450
Deferred tax asset	4,013
Deferred tax liability	(88,937)
Developed technology	5,143
Goodwill	239,346
Liabilities assumed	(10,602)
Trademarks	85,276

Total net assets acquired	$421,485

Pro Forma Summary of Operation

The following unaudited pro forma information presents a summary of the operating results of the Company for the year ended December 31, 2012 and 2013, and the six months ended June 30, 2013 as if GrubHub Inc. had acquired GrubHub Holdings Inc. as of January 1, 2012 and January 1, 2013, respectively:

	December 31, 2012 Pro forma combined	December 31, 2013 Pro forma combined	Six Months Ended June 30, 2013 Pro forma combined
	(unaudited) (in thousands)
Revenues	$118,854	$170,086	$80,027
Net income (loss)	$(17,028)	$4,160	$773

Pro Forma Adjustments

The pro forma adjustments reflect the additional amortization that would have been recognized for the intangible assets, replacement stock option awards compensation cost for services performed after the Merger, elimination of transaction costs incurred and pro forma tax adjustments for the years ended December 31, 2012 and 2013 and the six months ended June 30, 2013 as follows:

	Year Ended December 31, 2012	Year Ended December 31, 2012	Six Months Ended June 30, 2013
	(in thousands)
	(unaudited)
Amortization of intangible assets	$9,761	$6,475	$5,334
Stock-based compensation	4,979	2,997	2,424
Transaction costs	—	(9,131)	(7,430)
Income tax benefit	—	(3,050)	(2,767)